EQUITY INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQUITY INCENTIVE PLAN
EQUITY INCENTIVE PLAN

11.  EQUITY INCENTIVE PLAN

During the nine months ended September 30, 2021 and the year ended December 31, 2020, Hyperfine and Liminal were distinct entities with separate equity incentive plans for their employees, directors and consultants. As such, the Company has separately disclosed the details of the equity incentive plans and related stock compensation expense incurred by Hyperfine and Liminal below, before providing detail regarding their combined compensation expense and presentation within the condensed consolidated and combined statements of operations and comprehensive loss.

Hyperfine’s Equity Incentive Plan

Hyperfine’s 2014 Employee, Director and Consultant Equity Incentive Plan, as amended on October 9, 2020 (the “Hyperfine Plan”), was originally adopted by its board of directors and stockholders in February 2014. A summary of the stock option activity under the Hyperfine Plan is presented in the table below.

Stock option activity

During the nine months ended September 30, 2021, the Company granted certain equity awards to the newly hired Chief Executive Officer. These awards include (1) an option award to purchase 5,800,000 shares of Hyperfine common stock which will vest based on continued service over a four year period, (2) two separate option awards to purchase 1,450,000 shares each of Hyperfine common stock (2,900,000 shares in total), which will be fully vested upon the occurrence of various service, performance, and market conditions. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a special purpose acquisition company (“SPAC”) transaction, initial public offering (IPO), or financing event as defined in the award agreement. The market condition is satisfied by achieving various multiples of a defined price per share. The achievement of the performance condition and the commencement of the related expense recognition event will not occur until the event is deemed probable, which will occur once a SPAC transaction, IPO, or financing event has occurred. An additional 1,450,000 share option award with terms similar to those described above will be granted pursuant to the terms of the offer letter. In addition to the above, Hyperfine restricted stock units with a value of $2,500 will be granted at the closing of a Listing Event, as defined by the agreement, within two years of the Chief Executive Officer’s start date, subject to continued service and which will vest on a schedule to be agreed upon between Hyperfine and the Chief Executive Officer.

Certain equity awards were also granted to the Company’s newly elected Chairman of the Board. The equity compensation includes (1) an option award to purchase 2,175,000 shares of Hyperfine common stock which will vest based on continued service, over four years, (2) two separate option awards to purchase 725,000 shares each of Hyperfine common stock (1,450,000 shares in total), which will be fully vested upon the occurrence of various certain service, performance, and market conditions. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a SPAC transaction, IPO, or financing event as defined in the award agreement. The market condition is satisfied by achieving various multiples of a defined price per share. The achievement of the performance condition and the commencement of the related expense recognition event will not occur until the event is deemed probable, which will occur once a SPAC transaction, IPO, or financing event has occurred.

The Company also granted 475,000 option awards subject to certain service and performance conditions. The service condition requires the participant’s continued employment with the Company through the applicable vesting date, and the performance condition requires the consummation of a Sale, IPO, or SPAC transaction as defined in the option award agreement. For options with performance conditions, stock-based compensation expense is recognized only if the performance conditions become probable to be satisfied. As the performance condition is a Sale, IPO, or SPAC transaction, the performance condition will only become probable once consummated. As a Sale, IPO, or SPAC transaction has not yet occurred, the Company has not recorded any stock-based compensation expense related to these option awards. These awards were forfeited and cancelled during the nine months ended September 30, 2021.

A summary of the stock option activity under the Hyperfine Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at December 31, 2020	5,812,150	$0.87	7.07	$2,073
Granted	19,591,900	1.07
Exercised	(1,690,990)	0.86
Forfeited	(1,047,555)	1.04
Outstanding at September 30, 2021	22,665,505	$1.04	9.03	$1,018
Options exercisable at September 30, 2021	3,554,421	$0.83	6.64	$964
Vested and expected to vest at September 30, 2021	21,149,996	$1.03	9.00	$1,014

Liminal’s Equity Incentive Plan

During May 2021, Liminal’s board of directors adopted the 2021 Employee, Director, and Consultant Equity Incentive Plan (the “Liminal Plan”).

Stock Option Activity

During the nine months ended September 30, 2021, Liminal began to grant stock option awards to its employees, directors and consultants. Each stock option grant carries varying vesting schedules whereby the options may be exercised at the participant’s sole discretion to the extent the options have vested provided they are an employee, director or consultant of Liminal on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant. Except as noted in the following paragraph, the stock option grants are subject to service vesting conditions only.

During the nine months ended September 30, 2021, Liminal granted 575,000 option awards subject to certain service and performance conditions. The service condition requires the participant’s continued employment with Liminal through the applicable vesting date, and the performance condition requires the consummation of a Sale, IPO, or SPAC transaction as defined in the option award agreement. For options with performance conditions, stock-based compensation expense is recognized only if the performance conditions become probable to be satisfied. As the performance condition is a Sale, IPO, or SPAC transaction, the performance condition will only become probable once consummated. As a Sale, IPO, or SPAC transaction has not yet occurred, Liminal has not recorded any stock-based compensation expense related to these option awards. These awards were forfeited and cancelled during the nine months ended September 30, 2021.

A summary of the stock option activity under the Liminal Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at December 31, 2020	—	$—	—	$—
Granted	1,976,000	0.94
Exercised	—	—
Forfeited	(1,006,250)	0.94
Outstanding at September 30, 2021	969,750	$0.94	9.61	$—
Options exercisable at September 30, 2021	189,091	$0.94	9.61	$—
Vested and expected to vest at September 30, 2021	969,750	$0.94	9.61	$—

Incentive Unit and Preferred Stock Award Activity

On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution and its ownership in Liminal was distributed to its members and to the holders of incentive units. Immediately subsequent to the dissolution, all outstanding unvested incentive unit awards under 4Bionic’s 2019 Equity Incentive Plan were replaced with preferred stock awards indexed to and settled in the preferred stock of the former 4Bionics subsidiaries Liminal, Detect, Inc. (f/k/a Homodeus Inc.), Tesseract Health, Inc. and Protein Evolution, Inc. The preferred stock awards are subject to service vesting conditions only. No incremental value was provided to participants as a result of the modification of the awards as the modification date fair value of the incentive unit awards was equal to modification date fair value of the stock underlying the restricted stock awards. Moreover, the remaining vesting period before and after modification was unchanged. No incremental compensation expense was recognized as a result of the modification.

Prior to the dissolution of 4Bionics, a portion of total 4Bionics stock-based compensation expense was allocated to Liminal based on the level of service provided by the relevant employees, directors and consultants to Liminal over the term of the award. Subsequent to the dissolution of 4Bionics, Liminal recognizes the stock- based compensation expense related to the replacement preferred stock awards and no allocation methodology is required. Liminal recognized stock-based compensation expense of $217 and $213 related to the incentive unit awards and replacement preferred stock awards during the nine months ended September 30, 2021 and September 30, 2020, respectively.

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	Nine months ended September 30,
	2021	2020
Cost of sales – Device	$12	$—
Cost of sales – Service	12	—
Research and development	829	655
General and administrative	2,226	131
Sales and marketing	52	71
	$3,131	$857

No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss (“NOL”) carryforwards.

11. EQUITY INCENTIVE PLAN

During the years ended December 31, 2020 and 2019, Hyperfine and Liminal were distinct entities with separate equity incentive plans for their employees, directors and consultants. As such, the Company has separately disclosed the details of the equity incentive plans and related stock compensation expense incurred by Hyperfine and Liminal below, before providing detail regarding their combined compensation expense and presentation within the combined statements of operations and comprehensive loss.

Hyperfine’s Equity Incentive Plan

Hyperfine’s 2014 Employee, Director and Consultant Equity Incentive Plan as amended on October 9, 2020 (the “Hyperfine Plan”), was originally adopted by its board of directors and stockholders in February 2014. As of January 1, 2019, a total of 12,000,000 shares of Hyperfine common stock were reserved for issuance under the Hyperfine Plan, in October 2020, upon approval of the Hyperfine stockholders, the amount reserved was increased to 16,000,000, and a total of 16,000,000 shares of Hyperfine common stock remain reserved as of December 31, 2020. The Hyperfine Plan is administered by the board of directors of Hyperfine. The board of directors may grant restricted stock and options to purchase shares either as incentive stock options or non-qualified stock options. The option grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges as set forth in the Hyperfine Plan. At December 31, 2020, 5,375,767 shares of Hyperfine common stock remained available for issuance under the Hyperfine Plan.

Stock option activity

Each stock option grant carries varying vesting schedules whereby the options may be exercised at the participant’s sole discretion provided they are an employee, director or consultant of Hyperfine on the applicable vesting date. Each option shall terminate not more than ten years from the date of the grant.

All options granted by Hyperfine during the years ended December 31, 2020 and 2019, were granted with exercise prices equal to the estimated fair value of Hyperfine’s common stock at the date of grant, as determined by Hyperfine’s board of directors.

A summary of the stock option activity under the Hyperfine Plan is presented in the table below:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Options	Exercise Price	Term	Value
Outstanding at December 31, 2019	4,764,571	$0.74	7.53	$2,313
Granted	1,432,250	1.23
Exercised	(206,784)	0.58
Forfeited	(177,887)	0.64
Outstanding at December 31, 2020	5,812,150	$0.87	7.07	$2,073
Options exercisable at December 31, 2020	3,977,599	$0.76	6.43	$1,879
Vested and expected to vest at December 31, 2020	5,666,661	$0.87	7.07	$5,667

Hyperfine received cash proceeds from the exercise of stock options of $120 and $36 during the years ended December 31, 2020 and 2019, respectively. The total intrinsic value (the amount by which the stock price exceeds the exercise price of the option on the date of exercise) of the stock options exercised during the years ended December 31, 2020 and 2019, was $167 and $173, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019, was $0.69 and $0.72 per share, respectively.

Stock option valuation inputs

Hyperfine utilizes the Black-Scholes option pricing model for determining the estimated fair value for service awards. The Black-Scholes model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Risk Free interest rate	1.5% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	5.8 years – 6.0 years	5.9 years – 6.2 years
Expected volatility	60%	60%

The assumptions used to value option grants to nonemployees for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Risk Free interest rate	1.5% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	5.8 years – 6.0 years	4.7 years – 10.0 years
Expected volatility	60%	60%

Risk free interest rate

The risk-free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.

Expected dividend yield

The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Expected term

For employee awards, the Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. For non-employee awards the contractual term is used.

Expected volatility

As Hyperfine has been privately held since inception, there is no specific historical or implied volatility information available.

Accordingly, Hyperfine estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock- based awards. Point estimates of expected annual equity volatility of 60% and 60% for December 31, 2020 and 2019, respectively, were selected in the guideline companies’ historical range.

Exercise price

The number of stock options granted to Hyperfine’s employees and nonemployees were 1,432,250 and 903,750 during 2020 and 2019, respectively.

Liminal’s equity incentive plan

During the years ended December 31, 2020 and 2019, Liminal was a wholly owned subsidiary of 4Bionics, and as such, 4Bionics granted equity awards to Liminal’s employees and nonemployees under the 4Bionics’s 2019 Equity Incentive Plan (the “4Bionics Plan”). The 4Bionics Plan was originally adopted by 4Bionics’s board of directors and stockholders in October 2019. A total of 15,000,000 incentive units, described below, were reserved for issuance under the 4Bionics Plan to employees and nonemployees of 4Bionics and its subsidiaries. In August 2020, upon approval of the 4Bionics members, the amount reserved was increased to 20,000,000. The 4Bionics Plan is administered by the board of directors of 4Bionics. At December 31, 2020, 3,036,226 incentive units remain available for issuance under the 4Bionics Plan.

Holders of incentive units are entitled to receive distributions from 4Bionics in proportion to their ownership percent interest that are in excess of the threshold price of the award, (the “Threshold Price”) set by the 4Bionics board of directors on the date of grant. The Threshold Price was based on the amount that would be distributed in respect of a common unit pursuant to its liquidation preferences, if, upon a hypothetical liquidation of 4Bionics on the date of issuance of such incentive unit 4Bionics sold its assets for their fair market value, satisfied its liabilities and distributed its remaining net assets to holders of units in liquidation. Holders of vested incentive units will participate in distributions with holders of common units in distributions in excess of the Threshold Price. The Threshold Price is sufficiently high such that holders would not expect to participate in ordinary distributions, and instead such participation would occur only upon a significant transaction such as a sale of the company. The underlying terms of the incentive units and the intended purpose of the awards were more akin to an equity-based compensation award than a performance bonus or profit-sharing arrangement and, therefore, the incentive units were equity-classified awards. Participants were not required to pay cash consideration to 4Bionics to receive the incentive units. The incentive units are subject to service vesting conditions only.

A portion of total 4Bionics stock-based compensation expense was allocated to Liminal in the amount of $274 and $181 during 2020 and 2019, respectively. The allocation method was based on the level of service provided by the relevant employees and non-employees to Liminal over the term of the award.

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	2020	2019
Research and development	$864	$596
General and administrative	231	293
Sales and marketing	22	7
Total stock-based compensation expense	$1,117	$896

No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss (“NOL”) carryforwards.

Total unrecognized stock-based compensation expense as of December 31, 2020, was $1,299, which will be recognized over the remaining vesting period of 2.44 years.